FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Balance at January 1	$ 17,423	$ 10,138
Allowance for doubtful debts expenses	1,678	7,622
Discontinuance of consolidation	0	(275)
Write-off	(358)	(22)
Exchange rate difference	(241)	(40)
Balance at December 31	$ 18,502	$ 17,423